Contingencies (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss Contingency [Abstract]
Due to Related Parties, Noncurrent	$ 61,801	$ 0
Product Warranty Expense	1,256	(149)	$ 1,285
Balance as of December 31, 2017	349	969	388
Payments and settlements	(88)	(471)	(704)
Balance as of June 30, 2018	1,517	$ 349	$ 969
Minimum
Loss Contingencies
Potential loss liability	65,000
Maximum
Loss Contingencies
Potential loss liability	$ 90,000